Fair Value of Financial Instruments Fair Value of Financial Instruments - Balance Sheet Grouping (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 5,987	$ 5,593
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	30	47
Debt	6,056	5,538
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	30	47
Debt	6,057	5,656
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	1,455	978
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 4,601	$ 4,560